UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763 Name of Fund: Managed Account Series

Global SmallCap Portfolio High Income Portfolio MidCap Value Opportunities Portfolio US Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

Australia - 4.6%	Beverages - 1.0%	160,200	Lion Nathan Ltd.	$ 1,366,308

	Capital Markets - 0.2%	58,300	Platinum Asset Management Ltd. (a)	258,902

	Electric Utilities - 0.2%	206,600	SP AusNet	226,619

	Health Care Equipment & Supplies - 0.6%	12,500	Cochlear Ltd.	788,210

	Metals & Mining - 1.9%	217,000	Kagara Ltd.	750,803
		165,968	Lihir Gold Ltd. (a)	540,265
		159,200	MacArthur Coal Ltd.	1,447,525

				2,738,593

	Real Estate Investment Trusts (REITs) - 0.7%	488,369	CFS Retail Property Trust	935,386

			Total Common Stocks in Australia	6,314,018

Belgium - 0.1%	Diversified Financial Services - 0.1%	1,700	Ackermans & Van Haaren NV	166,963

			Total Common Stocks in Belgium	166,963

Bermuda - 0.8%	Capital Markets - 0.5%	17,370	Lazard Ltd. Class A	686,462

	Food Products - 0.1%	292,700	Celestial Nutrifoods Ltd.	131,314

	Textiles, Apparel & Luxury Goods - 0.2%	278,500	C C Land Holdings Ltd.	314,908

			Total Common Stocks in Bermuda	1,132,684

Brazil - 1.6%	Insurance - 0.2%	12,700	OdontoPrev SA	276,526

	Transportation Infrastructure - 0.6%	58,900	Santos Brasil Participacoes SA	837,123

	Water Utilities - 0.8%	85,450	Companhia de Saneamento de Minas
			Gerais	1,156,174

			Total Common Stocks in Brazil	2,269,823

Canada - 4.8%	Biotechnology - 0.6%	432,750	DiagnoCure, Inc. (a)	801,668

	Electric Utilities - 0.7%	45,700	Emera, Inc.	982,683

	Energy Equipment & Services - 0.6%	67,400	North American Energy Partners, Inc. (a)	807,452

	Hotels, Restaurants & Leisure - 0.2%	26,000	Great Canadian Gaming Corp. (a)	335,342

	Metals & Mining - 1.8%	26,550	Agnico-Eagle Mines Ltd.	1,674,774
		63,200	Eldorado Gold Corp. (a)	415,437
		275,000	Grande Cache Coal Corp. (a)	454,659

				2,544,870

	Software - 0.9%	23,000	Cognos, Inc. (a)	1,334,000

			Total Common Stocks in Canada	6,806,015

China - 2.2%	Health Care Equipment & Supplies - 0.3%	10,000	China Medical Technologies, Inc. (c)	476,700

	Oil, Gas & Consumable Fuels - 0.6%	516,200	Yanzhou Coal Mining Co. Ltd.	870,942

	Real Estate Management &	31,400	Xinyuan Real Estate Co. Ltd. (a)(c)	412,910
	Development - 0.3%

	Software - 0.3%	8,700	Perfect World Co. Ltd. (a)(c)	194,445
		34,000	VanceInfo Technologies, Inc. (a)(c)	183,600

				378,045

	Transportation Infrastructure - 0.7%	1,030,700	Shenzhen Expressway Co. Ltd.	969,756

			Total Common Stocks in China	3,108,353

Denmark - 1.6%	Electrical Equipment - 1.0%	15,050	Vestas Wind Systems A/S (a)	1,461,759

	Insurance - 0.6%	11,275	TrygVesta A/S	820,069

			Total Common Stocks in Denmark	2,281,828

Finland - 0.4%	Multiline Retail - 0.4%	15,650	Stockmann AB 'B'	631,504

			Total Common Stocks in Finland	631,504

France - 2.5%	Food Products - 0.7%	7,600	Bonduelle SA	915,597

	Insurance - 0.6%	37,325	Scor SE	775,296

	Leisure Equipment & Products - 0.5%	18,700	Trigano SA	742,879

	Life Sciences Tools & Services - 0.7%	10,000	Eurofins Scientific SA	1,051,491

			Total Common Stocks in France	3,485,263

Germany - 1.9%	Biotechnology - 0.1%	52,750	Paion AG (a)	148,172

	Capital Markets - 0.2%	13,900	MLP AG	219,007

	Industrial Conglomerates - 0.6%	11,800	Rheinmetall AG	843,992

	Life Sciences Tools & Services - 0.7%	18,900	Gerresheimer AG (a)	968,434

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Oil, Gas & Consumable Fuels - 0.2%	40,700	Petrotec AG (a)	$ 283,085

	Specialty Retail - 0.1%	7,600	Praktiker Bau- and
			Heimwerkermaerkte AG	162,246

			Total Common Stocks in Germany	2,624,936

Greece - 0.5%	Hotels, Restaurants & Leisure - 0.5%	41,200	Intralot SA-Integrated Lottery Systems &
			Services	695,084

			Total Common Stocks in Greece	695,084

Hong Kong - 2.0%	Chemicals - 1.1%	1,955,100	Sinofert Holdings Ltd.	1,565,842

	Consumer Finance - 0.2%	401,000	Public Financial Holdings Ltd.	306,389

	Gas Utilities - 0.4%	1,927,100	China Gas Holdings Ltd.	552,045

	Media - 0.3%	461,000	Clear Media Ltd. (a)	392,615

			Total Common Stocks in Hong Kong	2,816,891

India - 1.8%	Chemicals - 0.4%	63,200	United Phosphorus Ltd.	563,872

	Energy Equipment & Services - 0.9%	56,120	Great Offshore Ltd.	1,226,497

	Multiline Retail - 0.5%	46,450	Pantaloon Retail India Ltd.	716,128

			Total Common Stocks in India	2,506,497

Indonesia - 0.8%	Industrial Conglomerates - 0.5%	21,531,000	Bakrie and Brothers Tbk PT (a)	730,876

	Media - 0.3%	4,214,750	Surya Citra Media Tbk PT	450,310

			Total Common Stocks in Indonesia	1,181,186

Ireland - 1.8%	Airlines - 1.1%	47,200	Ryanair Holdings Plc (a)(c)(e)	1,577,424

	Food Products - 0.7%	161,000	Greencore Group Plc	950,647

			Total Common Stocks in Ireland	2,528,071

Israel - 1.5%	Communications Equipment - 0.4%	20,700	NICE Systems Ltd. (a)(c)	633,627

	Food Products - 1.1%	154,300	Frutarom	1,494,217

			Total Common Stocks in Israel	2,127,844

Italy - 2.1%	Commercial Banks - 0.2%	23,800	Credito Emiliano SpA	300,413

	Construction & Engineering - 1.0%	105,800	Astaldi SpA	677,729
		154,800	Marie Tecnimont SpA (a)	818,383

				1,496,112

	Insurance - 0.4%	91,300	Milano Assicurazioni SpA	585,193

	Pharmaceuticals - 0.2%	25,000	Recordati SpA	213,815

	Textiles, Apparel & Luxury Goods - 0.3%	33,000	Benetton Group SpA	448,830

			Total Common Stocks in Italy	3,044,363

Japan - 6.1%	Auto Components - 0.7%	68,400	Koito Manufacturing Co. Ltd.	990,862

	Chemicals - 0.1%	15,200	Air Water Inc.	149,657

	Commercial Services & Supplies - 0.5%	500	Intelligence Ltd.	722,262

	Diversified Financial Services - 0.5%	125	Osaka Securities Exchange Co. Ltd.	684,169

	Household Durables - 0.8%	39,900	Alpine Electronics, Inc.	591,190
		91,600	PanaHome Corp.	565,559

				1,156,749

	Insurance - 0.6%	182,950	Aioi Insurance Co., Ltd.	893,061

	Machinery - 0.7%	55,000	Hisaka Works Ltd.	887,290
		15,750	Takuma Co., Ltd.	44,316

				931,606

	Media - 0.5%	785	Jupiter Telecommunications Co., Ltd. (a)	650,966

	Multiline Retail - 0.3%	23,600	Don Quijote Co. Ltd.	416,921

	Pharmaceuticals - 0.3%	17,400	Santen Pharmaceutical Co., Ltd.	464,605

	Real Estate Management &	109,100	Tokyu Land Corp.	885,222
	Development - 0.6%

	Specialty Retail - 0.5%	6,450	Yamada Denki Co., Ltd.	690,852

			Total Common Stocks in Japan	8,636,932

Malaysia - 0.8%	Airlines - 0.8%	2,124,850	AirAsia Bhd (a)	1,079,180

			Total Common Stocks in Malaysia	1,079,180

Mexico - 1.1%	Beverages - 0.6%	244,650	Embotelladoras Arca SA de CV	813,354

	Construction & Engineering - 0.5%	104,200	Empresas ICA Sociedad Controladora, SA
			de CV (a)	676,480

			Total Common Stocks in Mexico	1,489,834

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

Netherlands - 1.8%	Food Products - 0.7%	70,700	Koninklijke Wessanen NV CVA	$ 1,050,920

	Household Durables - 0.4%	15,350	Tele Atlas NV (a)	604,843

	Life Sciences Tools & Services - 0.7%	46,700	Qiagen NV (a)(e)	952,680

			Total Common Stocks in the
			Netherlands	2,608,443

Philippines - 0.9%	Commercial Banks - 0.5%	477,960	Bank of the Philippine Islands	692,161

	Water Utilities - 0.4%	1,330,100	Manila Water Co., Inc.	601,655

			Total Common Stocks in the Philippines
				1,293,816

Singapore - 0.7%	Food & Staples Retailing - 0.5%	429,200	Olam International Ltd.	793,861

	Real Estate Management &	102,300	UOL Group Ltd.	265,135
	Development - 0.2%

			Total Common Stocks in Singapore	1,058,996

South Africa	Food & Staples Retailing - 0.3%	51,200	Massmart Holdings Ltd.	473,541
0.3%

			Total Common Stocks in South Africa	473,541

South Korea - 0.6% Hotels, Restaurants & Leisure - 0.6%		37,854	Kangwon Land, Inc.	885,749

			Total Common Stocks in South Korea	885,749

Spain - 0.6%	Pharmaceuticals - 0.6%	56,800	Laboratorios Farmaceuticos Rovi SA (a)	895,113

			Total Common Stocks in Spain	895,113

Sweden - 0.5%	Wireless Telecommunication Services - 0.5%	6,800	Millicom International Cellular SA (a)(c)	709,837

			Total Common Stocks in Sweden	709,837

Switzerland - 1.4%	Insurance - 1.0%	5,608	Swiss Life Holding	1,361,923

	Specialty Retail - 0.4%	7,550	Dufry Group	614,787

			Total Common Stocks in Switzerland	1,976,710

Taiwan - 0.2%	Commercial Banks - 0.2%	862,000	SinoPac Financial Holdings Co., Ltd.	336,118

			Total Common Stocks in Taiwan	336,118

Turkey - 0.6%	Beverages - 0.6%	88,049	Anadolu Efes Biracilik Ve Malt Sanayii	884,385

			Total Common Stocks in Turkey	884,385

United Kingdom -	Aerospace & Defense - 0.9%	319,800	QinetiQ Plc	1,226,026

8.8%	Commercial Services & Supplies - 1.6%	176,900	Group 4 Securicor Plc	777,813
		85,200	Intertek Group Plc	1,493,388

				2,271,201

	Food Products - 0.5%	280,600	Premier Foods Plc	750,921

	Health Care Equipment & Supplies - 0.2%	21,100	SSL International Plc	220,050

	Insurance - 0.9%	231,934	Amlin Plc	1,242,337

	Oil, Gas & Consumable Fuels - 2.0%	394,400	Afren Plc (a)	800,620
		72,700	Dragon Oil Plc (a)	561,324
		12,100	Imperial Energy Corp. Plc (a)	351,034
		65,700	Sibir Energy Plc	662,333
		36,900	Venture Production Plc	495,829

				2,871,140

	Pharmaceuticals - 1.1%	170,000	Hikma Pharmaceuticals Plc	1,588,930

	Real Estate Investment Trusts (REITs) - 0.7%	14,414	Derwent Valley Holdings Plc	394,521
		65,300	Great Portland Estates Plc	631,951

				1,026,472

	Specialty Retail - 0.9%	313,850	Game Group Plc	1,250,614

			Total Common Stocks in the
			United Kingdom	12,447,691

United States -	Biotechnology - 1.1%	26,500	BioMarin Pharmaceuticals, Inc. (a)	982,090
34.6%		15,600	OSI Pharmaceuticals, Inc. (a)	622,128

				1,604,218

	Capital Markets - 0.8%	3,400	Affiliated Managers Group, Inc. (a)	334,254
		17,243	Stifel Financial Corp. (a)	747,484

				1,081,738

	Chemicals - 1.2%	23,700	Celanese Corp. Series A	881,166
		44,500	Hercules, Inc.	780,085

				1,661,251

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Commercial Banks - 0.5%	13,900	Cullen/Frost Bankers, Inc.	$ 756,716

	Commercial Services & Supplies - 2.0%	51,600	Covanta Holding Corp. (a)	1,310,124
		33,800	EnergySolutions, Inc. (a)	760,500
		13,300	FTI Consulting, Inc. (a)	735,623

				2,806,247

	Communications Equipment - 1.5%	30,200	F5 Networks, Inc. (a)	710,606
		57,350	Polycom, Inc. (a)	1,448,087

				2,158,693

	Computers & Peripherals - 1.5%	71,750	Emulex Corp. (a)	1,119,300
		30,000	Stratasys, Inc. (a)	663,000
		13,300	Synaptics, Inc. (a)	352,450

				2,134,750

	Construction & Engineering - 0.7%	16,800	The Shaw Group, Inc. (a)	949,200

	Containers & Packaging - 1.4%	35,700	Packaging Corp. of America	865,368
		39,300	Pactiv Corp. (a)	1,124,373

				1,989,741

	Distributors - 1.0%	82,300	LKQ Corp. (a)	1,472,347

	Electronic Equipment & Instruments - 0.2%	36,600	Mercury Computer Systems, Inc. (a)	303,780

	Energy Equipment & Services - 0.7%	14,400	Patterson-UTI Energy, Inc.	281,952
		21,000	Rowan Cos., Inc.	714,840

				996,792

	Health Care Equipment & Supplies - 1.1%	40,300	Merit Medical Systems, Inc. (a)	648,024
		60,800	Quidel Corp. (a)	958,816

				1,606,840

	Health Care Providers & Services - 2.8%	17,300	AMERIGROUP Corp. (a)	649,096
		22,800	Chindex International Inc (a)	722,532
		12,900	IPC The Hospitalist Co., Inc. (a)	271,158
		24,400	Kindred Healthcare, Inc. (a)	671,976
		93,200	Sun Healthcare Group, Inc. (a)	1,605,836

				3,920,598

	Hotels, Restaurants & Leisure - 0.2%	14,700	The Cheesecake Factory, Inc. (a)(e)	321,195

	Insurance - 0.4%	9,100	Reinsurance Group of America, Inc.	527,527

	Internet Software & Services - 1.1%	20,900	Digital River, Inc. (a)	783,750
		190,050	SupportSoft, Inc. (a)	691,782

				1,475,532

	Life Sciences Tools & Services - 0.8%	25,200	Kendle International, Inc. (a)	1,068,228

	Machinery - 1.9%	55,300	Commercial Vehicle Group, Inc. (a)	553,000
		27,300	IDEX Corp.	852,579
		25,100	Nordson Corp.	1,251,988

				2,657,567

	Media - 0.6%	1,600	Arbitron, Inc.	63,952
		29,100	Marvel Entertainment, Inc. (a)	820,620

				884,572

	Metals & Mining - 1.5%	7,800	Cleveland-Cliffs, Inc.	794,352
		98,700	Hecla Mining Co. (a)	917,910
		7,500	RTI International Metals, Inc. (a)	414,375

				2,126,637

	Oil, Gas & Consumable Fuels - 2.0%	32,900	Alpha Natural Resources, Inc. (a)	1,100,834
		61,100	PetroHawk Energy Corp. (a)	962,325
		44,500	Venoco, Inc. (a)	680,405

				2,743,564

	Real Estate Investment Trusts (REITs) - 1.4%	39,040	DiamondRock Hospitality Co.	513,376
		22,850	Tanger Factory Outlet Centers, Inc. (e)	858,475
		13,200	Ventas, Inc.	583,440

				1,955,291

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Semiconductors & Semiconductor	99,150	Integrated Device Technology, Inc. (a)	$ 738,667
	Equipment - 2.4%	37,400	Intersil Corp. Class A	861,322
		14,200	Micrel, Inc.	86,620
		59,450	Microsemi Corp. (a)	1,350,704
		121,750	MoSys, Inc. (a)(e)	441,952

				3,479,265

	Software - 2.5%	45,300	Activision, Inc. (a)	1,171,911
		32,900	Mentor Graphics Corp. (a)	271,425
		46,750	Sybase, Inc. (a)	1,319,285
		45,100	THQ, Inc. (a)	812,251

				3,574,872

	Specialty Retail - 2.1%	14,700	Abercrombie & Fitch Co. Class A	1,171,443
		25,000	Children's Place Retail Stores, Inc. (a)	463,500
		48,650	Urban Outfitters, Inc. (a)	1,410,850

				3,045,793

	Textiles, Apparel & Luxury Goods - 0.5%	8,300	Phillips-Van Heusen Corp.	349,762
		5,850	Polo Ralph Lauren Corp.	354,451

				704,213

	Trading Companies & Distributors - 0.0%	1,400	Interline Brands, Inc. (a)	27,804

	Wireless Telecommunication Services - 0.7%	33,200	SBA Communications Corp. Class A (a)	983,052

			Total Common Stocks in the
			United States	49,018,023

			Total Common Stocks
			(Cost - $117,882,972) - 90.0%	127,515,691

			Exchange-Traded Funds

		29,000	KBW Regional Banking ETF	1,113,600

			Total Exchange-Traded Funds
			(Cost - $1,045,902) - 0.8%	1,113,600

		Beneficial
		Interest	Short-Term Securities

		$11,233,634	BlackRock Liquidity Series, LLC Cash
			Sweep Series, 4.49% (b)(d)	11,233,634
		3,156,200	BlackRock Liquidity Series, LLC Money
			Market Series, 4.16% (b)(d)(f)	3,156,200

			Total Short-Term Securities
			(Cost - $14,389,834) - 10.1%	14,389,834

			Total Investments
			(Cost - $133,318,708*) - 100.9%	143,019,125
			Liabilities in Excess of
			Other Assets - (0.9%)	(1,324,601)

			Net Assets - 100.0%	$ 141,694,524

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2008 as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 134,040,382

Gross unrealized appreciation	$ 18,455,537
Gross unrealized depreciation	(9,476,794)

Net unrealized appreciation	$ 8,978,743

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 7,744,914	$ 265,936
BlackRock Liquidity Series, LLC
Money Market Series	$ 3,156,200	$ 20,377

Global SmallCap Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

(c)	Depositary receipts.

(d)	Represents the current yield as of January 31, 2008.

(e)	Security, or a portion of security, is on loan.

(f)	Security was purchased with the cash proceeds from securities loans.

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 24, 2008